Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 71,598,524	$ 75,667,390
Less: Accumulated depreciation	(24,828,189)	(24,602,825)
Property, plant and equipment, net	46,770,335	51,064,565
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	12,527,295	13,108,283
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	53,815,413	57,207,298
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	314,934	329,540
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	4,304,964	4,454,496
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	79,533	83,221
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 556,385	$ 484,552